INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Summary of investments
The loss (gain) from the investment in Inter Pipeline was comprised as follows:

	2017	2016	2015
Fair value loss from Inter Pipeline	$23	$—	$—
Dividend income from Inter Pipeline	(10)	(1)	—
	$13	$(1)	$—
The (gain) loss from the investment in PrairieSky was comprised as follows:

	2017	2016	2015
Fair value (gain) loss from PrairieSky	$(3)	$(292)	$11
Dividend income from PrairieSky	(17)	(27)	(5)
	$(20)	$(319)	$6
As at December 31, 2017 and 2016, the Company had the following investments:

	2017	2016
Investment in PrairieSky Royalty Ltd.	$726	$723
Investment in Inter Pipeline Ltd.	167	190
	$893	$913